Gain on sale of product line	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Gain on sale of product line

NOTE 4. GAIN ON SALE OF PRODUCT LINE

In August 2014, we completed the divestiture of our electric vehicle systems (“EVS”)/hybrid product line for a sale price of $87 million in cash. This product line, which was part of the Industrial Technologies segment, had revenues of approximately $60 million in 2014 prior to the divestiture. Operating results of the product line were not significant to our segment or overall reported results in 2014. We recorded a pretax gain on the sale of the product line of $34 million ($26 million after-tax) which is included in the Consolidated and Combined Statements of Earnings. Subsequent to the sale, we have no continuing involvement in the EVS/hybrid product line.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, the divestiture of the EVS/hybrid product line has not been classified as a discontinued operation in these financial statements because the disposition does not represent a strategic shift that will have a major effect on our operations and financial statements.